Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,720,848	$ 1,255,005
Property plant and equipment and intangibles asset	123,968
Stock based compensation	185,961
Total deferred tax assets	2,030,777	1,255,005
Book basis of property and equipment in excess of tax basis
Total deferred tax liabilities
Net deferred tax asset before valuation allowance	2,030,777	1,255,005
Less: valuation allowance	(2,030,777)	(1,255,005)
Net deferred tax asset